Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

14.	SUBSEQUENT EVENTS

In May 2009, the FASB issued new accounting guidance on subsequent events. The new accounting guidance requires that management evaluate events and transactions that may occur for potential recognition or disclosure in the financial statements after the balance sheet date through the date the financial statements are issued and determines the circumstances under which such events or transactions must be recognized in the financial statements.

(1)	On April 15, 2014, the Company entered into a stock option agreement with the CEO of the Company, Mr. Fang. Under the terms of the stock option agreement, the Company granted the options to Mr. Fang to purchase 1,500,000 shares of common stock of the Company at an exercise price of $1.00 per share. The option has a term of five years and expires on May 1, 2019. The options will vest in two installments promulgated over a five-year period beginning on April 15, 2014, at the time when Dickson Fang, as the CEO, has achieved the performance (1.) the Company becomes a Form-10 reporting public Company, at which 1,100,000 shares become vesting, and (2.) the Company becomes a public traded Company, at which time 400,000 shares become vesting.

The Company plans to measure and recognize the compensation expense for the estimated fair value of stock option for its CEO based on the grant-date fair value. For option that is based on a service requirement, the cost is recognized on a straight-line basis over the requisite service period. In order to calculate the Company's stock option's fair value and associated compensation cost for share-based compensation, the Company utilizes the Black-Scholes option pricing model, and the Company has developed estimates of various inputs including expected term, expected volatility and risk-free interest rate. The fair market value of the stock option was $259,357.

Key assumption

The Black-Scholes option pricing model requires the input of highly subjective assumptions, including the fair value of the underlying common stock, the expected volatility of the price of its common stock, the expected term of the option, risk-free interest rates and the expected dividend yield of its common stock. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, its stock-based compensation expense could be materially different in the future. These assumptions are estimated as follows:

Fair value of our common stock—

Because the Company's stock was not publicly traded prior to its initial public offering, the fair value of the common stock underlying its stock option was determined by its board of directors on grant date. The assumptions the Company used in the valuation model are highly complex and subjective. The Company base its assumptions on future expectations combined with management judgment. In the absence of a public trading market, its board of directors exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of its common stock as of the date of the option grant. These judgments and factors will not be necessary to determine the fair value of new awards once the underlying shares begin trading. For now the Company includes the following factors:

➢	Financial metrics, including but not limited to, its results of operations and history of losses;

➢	lack of marketability of its common stock;
➢	current business conditions and projections;

➢	the hiring of key personnel;

➢	the introduction of new products;

➢	the fact that the option grants involve illiquid securities in a private company;

➢	the risks inherent in the development and expansion of its products and services; and

➢	the likelihood of achieving a liquidity event, such as an initial public offering or sales of its company, giving prevailing market conditions.

Expected volatility—

As the Company do not have a significant trading history for its common stock, the expected stock price volatility for its common stock was estimated by taking the historic price volatility for industry peer based on daily price observations for common stock values over one year prior to its stock option granted. The Company did not rely on implies volatility of traded option in its industry peer's common stock because the volume of activity was relatively high. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of its own common stock share price becomes available.

Expected term—

The expected term represents the period that the stock-based compensation is expected to be outstanding, which is the period from the grant date to the expected exercise date. The Company estimated the expected exercise date based on the date its CEO expects to exercise the stock-based compensation.

Risk-free interest rate—

The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected term of the option.

Dividend yield—

The Company have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, it used an expected dividend yield of zero.

The following table summarizes the assumptions relating to the Company’s stock options:

Years ending December 31,	2013
Expected life (in years)	2.5 years
Volatility	28.31%
Dividend yield	0.00%
Risk-free interest rate	0.50%

(2)	On April 22, 2014, the Company entered into a new lease agreement with Saul Holdings Limited Partnership for its new office. The term of the lease shall commence on the date hereof and shall end 76 months after the rent commence date. The rent commence date shall be August 1, 2014 or the date the Company actually commence beneficial occupancy, whichever is earlier. The annual rent is $84,000 plus annual operating cost of $44,000, which leads the Company’s rental payment to $128,000 per annum.

(3)	The Company has evaluated all other subsequent events through the date these consolidated financial statements were issued, and determined that there were no other subsequent events or transactions that require recognition or disclosures in the financial statements.

14.	SUBSEQUENT EVENTS

In May 2009, the FASB issued new accounting guidance on subsequent events. The new accounting guidance requires that management evaluate events and transactions that may occur for potential recognition or disclosure in the financial statements after the balance sheet date through the date the financial statements are issued and determines the circumstances under which such events or transactions must be recognized in the financial statements.

(1)	On April 15, 2014, the Company entered into a stock option agreement with the CEO of the Company, Mr. Fang. Under the terms of the stock option agreement, the Company granted the options to Mr. Fang to purchase 1,500,000 shares of common stock of the Company at an exercise price of $1.00 per share. The option has a term of five years and expires on May 1, 2019. The options will vest in two installments promulgated over a five-year period beginning on April 15, 2014, at the time when Dickson Fang, as the CEO, has achieved the performance (1.) the Company becomes a Form-10 reporting public Company, at which 1,100,000 shares become vesting, and (2.) the Company becomes a public traded Company, at which time 400,000 shares become vesting.

The Company plans to measure and recognize the compensation expense for the estimated fair value of stock option for its CEO based on the grant-date fair value. For option that is based on a service requirement, the cost is recognized on a straight-line basis over the requisite service period. In order to calculate the Company's stock option's fair value and associated compensation cost for share-based compensation, the Company utilizes the Black-Scholes option pricing model, and the Company has developed estimates of various inputs including expected term, expected volatility and risk-free interest rate. The fair market value of the stock option was $259,357.

Key assumption

The Black-Scholes option pricing model requires the input of highly subjective assumptions, including the fair value of the underlying common stock, the expected volatility of the price of its common stock, the expected term of the option, risk-free interest rates and the expected dividend yield of its common stock. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, its stock-based compensation expense could be materially different in the future. These assumptions are estimated as follows:

Fair value of our common stock—

Because the Company's stock was not publicly traded prior to its initial public offering, the fair value of the common stock underlying its stock option was determined by its board of directors on grant date. The assumptions the Company used in the valuation model are highly complex and subjective. The Company base its assumptions on future expectations combined with management judgment. In the absence of a public trading market, its board of directors exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of its common stock as of the date of the option grant. These judgments and factors will not be necessary to determine the fair value of new awards once the underlying shares begin trading. For now the Company includes the following factors:

➢	Financial metrics, including but not limited to, its results of operations and history of losses;

➢	lack of marketability of its common stock;

➢	current business conditions and projections;

➢	the hiring of key personnel;

➢	the introduction of new products;

➢	the fact that the option grants involve illiquid securities in a private company;

➢	the risks inherent in the development and expansion of its products and services; and

➢	the likelihood of achieving a liquidity event, such as an initial public offering or sales of its company, giving prevailing market conditions.

Expected volatility—

As the Company do not have a significant trading history for its common stock, the expected stock price volatility for its common stock was estimated by taking the historic price volatility for industry peer based on daily price observations for common stock values over one year prior to its stock option granted. The Company did not rely on implies volatility of traded option in its industry peer's common stock because the volume of activity was relatively high. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of its own common stock share price becomes available.

Expected term—

The expected term represents the period that the stock-based compensation is expected to be outstanding, which is the period from the grant date to the expected exercise date. The Company estimated the expected exercise date based on the date its CEO expects to exercise the stock-based compensation.

Risk-free interest rate—

The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected term of the option.

Dividend yield—

The Company have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, it used an expected dividend yield of zero.

The following table summarizes the assumptions relating to the Company’s stock options:

Years ending December 31,	2013
Expected life (in years)	2.5 years
Volatility	28.31%
Dividend yield	0.00%
Risk-free interest rate	0.50%

(2)	On April 22, 2014, the Company entered into a new lease agreement with Saul Holdings Limited Partnership for its new office. The term of the lease shall commence on the date hereof and shall end 76 months after the rent commence date. The rent commence date shall be August 1, 2014 or the date the Company actually commence beneficial occupancy, whichever is earlier. The annual rent is $84,000 plus annual operating cost of $44,000, which leads the Company’s rental payment to $128,000 per annum.

(3)	The Company had entered into negotiations with the debenture holders (“holders”) on January 1, 2014. The holders agreed in writing to accept an interest rate of 4.5% per annum on the unpaid balances and payments every December 31st for the next four years of $80,000, $100,000, $129,000 and $180,000, respectively, to be allocated pro rata between the Investors.

(4)	The Company has evaluated all other subsequent events through the date these consolidated financial statements were issued, and determined that there were no other subsequent events or transactions that require